Balance Sheets (Investment Capital Fund Group, LLC Series 20) (USD $)	Jun. 30, 2014
Investment Capital Fund Group, LLC Series 20 [Member]
Assets	$ 1
Liabilities
Accounts payable and accrued liabilities	3,000
Members' Equity
Member's interest	1
Accumulated deficit	(3,000)
Members' Equity	(2,999)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1